Cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Salaries, wages and benefits	$ 342,693	$ 292,226
Repair parts and consumable supplies	247,351	198,730
Subcontractor services	107,636	100,572
Equipment and component sales	27,139	52,928
Third-party equipment rentals	29,524	18,727
Fuel	13,410	8,410
Other	21,303	6,935
Total	$ 789,056	$ 678,528